Stock-based Compensation - Summary of restricted stock units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning Balance	1,074,790	711,922
Number of RSUs Outstanding, Granted		1,155,851
Number of RSUs Outstanding, Vested		(309,397)
Number of RSUs Outstanding, Forfeited		(483,586)
Number of RSUs Outstanding, Ending Balance		1,074,790
Weighted- Average Grant Date Fair Value Per Share, Beginning balance	$ 50.25	$ 138
Weighted- Average Grant Date Fair Value Per Share, Granted		31.8
Weighted Average Grant Date Fair Value Per Share, Vested		123.6
Weighted Average Grant Date Fair Value Per Share, Forfeited		87.3
Weighted- Average Grant Date Fair Value Per Share, Ending balance		$ 50.25
RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning Balance	1,074,790	711,922
Number of RSUs Outstanding, Granted	210,102	1,155,851
Number of RSUs Outstanding, Vested	(280,702)	(309,397)
Number of RSUs Outstanding, Forfeited	(409,952)	(483,586)
Number of RSUs Outstanding, Ending Balance	594,238	1,074,790
Weighted- Average Grant Date Fair Value Per Share, Beginning balance	$ 50.25	$ 138
Weighted- Average Grant Date Fair Value Per Share, Granted	6.76	31.8
Weighted Average Grant Date Fair Value Per Share, Vested	55.35	123.6
Weighted Average Grant Date Fair Value Per Share, Forfeited	50.02	87.3
Weighted- Average Grant Date Fair Value Per Share, Ending balance	$ 33.6	$ 50.25